EQUIPMENT (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	$ 450
Balance at end of period	266	$ 450
Net book value	266	450
Lab Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	374
Balance at end of period	234	374
Net book value	234	374
Computer Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	76
Balance at end of period	32	76
Net book value	32	76
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	903	713
Additions	21	142
Acquisition from Small Pharma	37
Computer equipment write-down	(33)
Effect of foreign exchange	(1)	(48)
Balance at end of period	930	903
Net book value	930	903
Cost | Lab Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	664	475
Additions	0	142
Acquisition from Small Pharma	0
Computer equipment write-down	0
Effect of foreign exchange	0	(47)
Balance at end of period	664	664
Net book value	664	664
Cost | Computer Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	239	238
Additions	21	0
Acquisition from Small Pharma	37
Computer equipment write-down	(33)
Effect of foreign exchange	(1)	(1)
Balance at end of period	266	239
Net book value	266	239
Accumulated Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(453)	(222)
Computer equipment write-down	(15)
Depreciation charge	223	214
Effect of foreign exchange	3	17
Balance at end of period	(664)	(453)
Net book value	(664)	(453)
Accumulated Depreciation | Lab Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(290)	(138)
Computer equipment write-down	0
Depreciation charge	137	135
Effect of foreign exchange	3	17
Balance at end of period	(430)	(290)
Net book value	(430)	(290)
Accumulated Depreciation | Computer Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(163)	(84)
Computer equipment write-down	(15)
Depreciation charge	86	79
Effect of foreign exchange	0	0
Balance at end of period	(234)	(163)
Net book value	$ (234)	$ (163)